LEASES	12 Months Ended
Dec. 31, 2025
Disclosure Of Lease [Abstract]
LEASES
NOTE 6:	LEASES

a.	Leases in which the Group is the lessee:

The Group applies IFRS 16, Leases. The Group has lease agreements with respect to the following items:

-	Offices;
-	Data centers.

1)	Information regarding material lease agreements:

a)
The Group leases offices mainly in the United States of America (US), Israel, Canada and UK with contractual original lease periods ending between the years 2026 and 2031 from several lessors.

A lease liability in the amount of USD 20,149 thousand and USD 20,878 thousand as of December 31, 2025, and December 31, 2024, respectively, and right-of-use asset in the amount of USD 14,951 thousand and USD 13,612 thousand as of December 31, 2025, and December 31, 2024, respectively have been recognized in the statement of financial position in respect of leases of offices.

b)
The Group leases data center and related network infrastructure with contractual original lease periods ending between the years 2026 and 2028. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 11,782 thousand and USD 16,319 thousand as of December 31, 2025, and December 31, 2024, respectively, and right-of-use asset in the amount of USD 10,822 thousand and USD 15,215 thousand as of December 31, 2025, and December 31, 2024, respectively have been recognized in the statement of financial position in respect of data centers.

2)	Lease liability:

Maturity analysis of the Group's lease payments:

	December 31
	2025	2024
	USD thousands

Less than one year (0-1)	14,475	15,830
One to five years (1-5)	19,761	25,152
More than five years (5+)	151	-

Total	34,387	40,982

3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2024	11,027	14,888	25,915

Depreciation and amortization on right-of-use assets	(5,417)	(7,026)	(12,443)
Additions	7,257	6,910	14,167
Lease modifications	1,000	789	1,789
Terminations	(259)	(346)	(605)
Exchange rate differences	4	-	4

Balance as of December 31, 2024	13,612	15,215	28,827

Depreciation and amortization on right-of-use assets	(6,063)	(7,548)	(13,611)
Additions	7,979	4,339	12,318
Lease modifications	(21)	(806)	(827)
Terminations	(675)	(378)	(1,053)
Exchange rate differences	119	-	119

Balance as of December 31, 2025	14,951	10,822	25,773

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2025	2024	2023
	USD thousands

Interest expenses on lease liability	(1,703)	(1,860)	(1,885)
Depreciation and amortization of right-of-use assets	(13,611)	(12,443)	(15,001)
Income (loss) recognized in profit or loss	151	(10)	(119)

Total	(15,163)	(14,313)	(17,005)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2025	2024	2023
	USD thousands

Cash outflow for leases	(17,968)	(17,002)	(19,147)

b.	Leases in which the Group is a lessor:

1)	Information regarding material lease agreements:

The Group subleases offices at the US for periods expiring in 2027.

In May 2024, one of the Company’s subtenants in the U.S. decided not to extend its sublease agreement. As a result, the Company remeasured its net investment in financing lease receivable and recorded a loss of USD 1,488 thousand in other expenses.

2)	Net investment in the lease:

Presented hereunder is the movement in the net investment in the lease:

	Offices
	Year ended December 31
	2025	2024
	USD thousands

Balance as of January 1,	2,673	5,985

Sublease receipts	(1,246)	(1,824)
Remeasurement of net investment in a finance lease	(195)	(1,488)

Balance as of December 31,	1,232	2,673

3)	Maturity analysis of net investment in finance leases:

	Year ended December 31
	2025	2024
	USD thousands

Less than one year (0-1)	884	1,438
One to five years (1-5)	348	1,235

Total net investment in the lease as of December 31,	1,232	2,673

b.	Leases in which the Group is a lessor (Cont.):

4)	Amounts recognized in statement of operation:

	Offices
	Year ended December 31
	2025	2024	2023
	USD thousands

Loss from measurement of net investment in a finance lease	(195)	(1,488)	-
Financing income on the net investment in the lease	103	208	221

Total	(92)	(1,280)	221